Summary of Net Realized Investment Gains And Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Realized Investment Gains and Losses
Realized gains on sales	[1]	$ 50	$ 15	$ 31
Realized losses on sales	[1]	(90)	(41)	(19)
Net realized derivative (losses) gains		(42)	120	(1,087)
Valuation losses and other		(3)	(11)	2
OTTI losses	[2]	(26)	(1)	(5)
Net realized investment (losses) gains		$ (111)	$ 82	$ (1,078)

[1]	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.